Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Available undrawn credit facilities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,146
Cash equivalents	5,140
Investments at fair value	3,206
UCITS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	4,329
Term deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	450
Negotiable debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	170
NEU Commercial Paper
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	3,105
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	101
Parent Company [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,000